Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Text Block]
15.	Commitments and Contingencies

The Company has employment agreements with certain employees that provide severance payments upon termination of employment under certain circumstances, as defined in the applicable agreements. As of March 31, 2013, the Company's potential minimum cash obligation to these employees was approximately $941,000.

The Company is committed to paying leased property costs related to our China offices through 2014 as follows:

Leased
Property
Years ending December 31,	Costs
2013 (9 months)	$218,000
2014	17,000
Total	$235,000

The Company is committed to paying content costs through 2016 as follows:

Content
Years ending December 31,	Costs
2013 (9 months)	$1,972,000
2014	2,163,000
2015	2,297,000
2016	1,035,000
Total	$7,467,000

The Company is committed to paying service fees to certain consultants of $154,000 through the first quarter of 2014.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.

22.	Commitments and Contingencies

The Company has employment agreements with certain employees that provide severance payments upon termination of employment under certain circumstances, as defined in the applicable agreements. As of December 31, 2012, the Company's potential minimum cash obligation to these employees was approximately $867,000.

The Company is committed to paying leased property costs related to our China offices through 2014 as follows:

Leased
Property
Years ending December 31,	Costs
2013	$306,000
2014	17,000
Total	$323,000

The Company is committed to paying content costs through 2016 as follows:

Content
Years ending December 31,	Costs
2013	$1,860,000
2014	2,161,000
2015	2,292,000
2016	1,031,000
Total	$7,344,000

The Company is committed to paying service fees to certain consultants of $85,000 through 2013.

From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings or claims that we believe will have a material adverse effect on our business, financial condition or operating results.